Leases	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Leases
(10)	LEASES

The Company adopted new lease accounting standards ASC 842 since January 1, 2019. The primary leases that the Group entered into were for training center and office spaces.

Information as of and for the year ended December 31, 2019:

As of December 31, 2019, the Company has 61 operating leases for training center and office spaces with remaining terms expiring from 2 through 39 months and a weighted average remaining lease term of 1.67 years. Weighted average discount rates used in the calculation of the lease liability is 5.88%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Company would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

Rent expense for the year ended December 31, 2019 was RMB13,903,991. There was no variable lease costs or sublease income for leased assets for the year ended December 31, 2019.

The impact of ASC 842 on the December 31, 2019 consolidated balance sheet was as follows:

December 31,
2019
RMB
Operating leases:
Right-of-use lease assets	40,786,291
Lease liabilities-current	20,556,017
Other non-current liabilities	12,500,120

Other information related to leases is presented below:

December 31,
2019
RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	12,850,734
Right-of-use assets acquired in exchange for operating lease obligations	8,696,875
Right-of-use assets acquired in connection with Huanqiuyimeng Acquisition	32,089,416
Weighted average remaining lease term	1.67
Weighted average discount rate	5.88%

Maturities of lease liabilities under non-cancellable leases as of December 31, 2019 are as follows:

Operating leases
RMB
2020	21,869,242
2021	10,956,342
2022	2,601,561
2023	359,048
2024	—
Thereafter	—
Total undiscounted lease payments	35,786,193
Less: Imputed interest	(2,730,056)
Total lease liabilities	33,056,137
Amounts due within 12 months	20,556,017
Non-current lease liability	12,500,120

Short-term lease expense, with a lease term of 12 months or less, for the year ended December 31, 2019 was RMB 2,125,616 and short-term lease commitments as of December 31, 2019 are as follows:

Short-term Lease Commitments Amount
RMB
Year ended December 31:
2020	1,506,677
1,506,677

Information as of and for the year ended December 31, 2018:

As previously disclosed in the consolidated financial statements for the year ended December 31, 2018 and under the previous lease standards (ASC 840), future minimum annual lease payments for the years subsequent to December 31, 2018 and in aggregate are as follows:

Minimum
Lease Payments Amount
RMB
Year ended December 31:
2019	2,959,829
2020	346,745
2021	—
2022	—
2023	—
3,306,574

Rental expense for operating leases for nine months ended December 31, 2017 and the year ended December 31, 2018 were RMB 4,772,679 and RMB 2,717,234 respectively.